RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTIES BALANCES AND TRANSACTIONS

A.
During the years ended December 31, 2019 and 2018, the Company issued convertible notes in the amount of $95 and $279, respectively, to existing shareholders. As described under Note 6 above, the notes bore interest at an annual interest rate of 8%, compounded on the basis of a 365-day year and were convertible into convertible preferred shares of the Company. Refer to Note 6. On September 3, 2020, upon consummation of the IPO, the outstanding balance of the convertible notes was converted into ordinary shares.

B.
Starting in January 2014, the Company sub-leased office space and received management services from Zori Medica 2010 Ltd., a private company affiliated with Medica Venture Partners, the controlling shareholder of the Company. The Company was subject to an annual rental fee of $33 for the office space and $20 as a quarterly management fee. The management services continued until the end of March 2018.

The sublease ceased as of August 2019, and since then the Company was provided with an office space at no cost by Medica Venture Partners. For the years ended December 31, 2020 and 2019, the Company recorded an amount of $33 and $25, respectively, as a lease expense and a corresponding increase in additional paid-in capital, representing a contribution from its controlling shareholder.

C.
On April 1, 2018, the Company signed a consultancy agreement with Prof. Hazum, a director of the Company, under which Prof. Hazum shall serve as chief executive officer of the Company on a 3 days per week basis, in consideration for a monthly fee of $12.

D.
On January 26, 2020, the Company’s Board of Directors approved a one-time immediate payment of $150 and a payment of $37.5 on a quarterly basis (for such time as the service engagement continues) to the Chairman of the Board of Directors contingent upon shareholder approval which was granted on July 6, 2020 and successful completion of Company’s IPO which closed on September 3, 2020.

a.	Balances with related parties:

	December 31,
	2020	2019

Convertible notes	$-	$4,746

b.	Transactions with related parties:

	2020	2019	2018
Amounts charged to:

General and administrative expenses	$370	$210	$168

Interest expense on convertible notes	$251	$351	$313